Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Intangible Assets
The following is a summary of other intangible assets included in the Consolidated Statements of Condition:

	December 31, 2018			December 31, 2017
(Dollars in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Core deposit intangibles (a)	$157,150	$(28,150)	$129,000	$160,650	$(8,176)	$152,474
Customer relationships	77,865	(55,597)	22,268	77,865	(50,777)	27,088
Other (b)	5,622	(1,856)	3,766	5,622	(795)	4,827
Total	$240,637	$(85,603)	$155,034	$244,137	$(59,748)	$184,389

(a)
2018 decrease in gross carrying amounts associated with the sale of two CBF branches and purchase accounting measurement period adjustments related to the CBF acquisition. See Note 2 - Acquisitions and Divestitures for additional information.

(b)	Balance primarily includes noncompete covenants, as well as $.3 million related to state banking licenses not subject to amortization.
Amortization expense was $25.9 million, $8.7 million, and $5.2 million for the years ended December 31, 2018, 2017 and 2016, respectively. As of December 31, 2018 the estimated aggregated amortization expense is expected to be:

(Dollars in thousands)
Year	Amortization
2019	$24,835
2020	21,159
2021	19,547
2022	17,412
2023	16,117

Gross goodwill, accumulated impairments, and accumulated divestiture related write-offs were determined beginning January 1, 2012, when a change in accounting requirements resulted in goodwill being assessed for impairment rather than being amortized. Gross goodwill of $200.0 million with accumulated impairments and accumulated divestiture-related write-offs of $114.1 million and $85.9 million, respectively, were previously allocated to the non-strategic segment, resulting in $0 net goodwill allocated to the non-strategic segment as of December 31, 2018, 2017 and 2016. The regional banking and fixed income segments do not have any accumulated impairments or divestiture related write-offs. The following is a summary of goodwill by reportable segment included in the Consolidated Statements of Condition as of December 31, 2018, 2017 and 2016.

(Dollars in thousands)	Regional Banking	Fixed Income	Total
December 31, 2015	$93,303	$98,004	$191,307
Additions (a)	64	—	64
December 31, 2016	$93,367	$98,004	$191,371
Additions (a)	1,150,518	44,964	1,195,482
December 31, 2017	$1,243,885	$142,968	$1,386,853
Additions (a)	45,934	—	45,934
December 31, 2018	$1,289,819	$142,968	$1,432,787
(a) See Note 2 - Acquisitions and Divestitures for further details regarding goodwill related to acquisitions.